Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of its inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased is $571,235 for the nine months ended September 30, 2014.

For the three months ended September 30, 2014 and 2013, the Company’s revenue from its related party is $0 and $0, respectively. For the nine months ended September 30, 2014 and 2013, the Company’s revenue from its related party is $0 and $37,431, respectively.

In 2012, the Company was owed $7,539 from a company owned by its majority shareholder due to an overpayment to it for product it sold on consignment and purchased from a Russia company owned by its minority shareholder. This amount was subesqeunt offset against funds the related party company advanced to the Company. The net amount is reflected as a related party payable for the year ended December 31, 2013, in the amount of $4,772. The Company intends to repay this amount in 2015.

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of it inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased is $420,823 for 2013. The Company’s majority shareholder owns a company in Tokyo, Japan, which has contracted with the Company to sell its inventory on Amazon.com for a 5% - 10% commission. The Company also sells inventory acquired from Russia affiliate on Amazon.com.

For the year ended December 31, 2013 and 2012, the Company’s revenue from its related party is $37,431 and $29,110, respectively.